Right of use assets and lease obligations	12 Months Ended
Oct. 31, 2023
Right of use assets and lease obligations
Right of use assets and lease obligations
26.	Right of use assets and lease obligations

The Company entered into various lease agreements predominantly to execute its retail platform strategy. The Company leases properties such as various retail stores and offices. Lease contracts are typically made for fixed periods of 5 to 10 years but may have extension options. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions.

Right of use assets	Total
$
Opening balance, November 1, 2022	30,519
Net additions	9,851
Terminations	(169)
Impairment loss	(590)
Depreciation expense for the period	(8,968)
Balance, October 31, 2023	30,643

Lease Liabilities	Total
$
Opening balance, November 1, 2022	33,768
Additions	9,921
Terminations	(163)
Adjustments	96
Cash outflows in the year	(11,065)
Accretion expense for the year ended (Note 17)	2,480
Balance, October 31, 2023	35,037
Current portion	(7,214)
Non-current	27,823

During the year ended October 31, 2023, the Company also paid $4,806 (2022: $3,420) in variable operating costs associated to the leases which are expensed under general and administrative expenses.

The company identified several right of use assets that were impaired because of closure of stores which result in an impairment of $590.